Related Party Disclosures - Additional information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Mar. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of additional voting equity interests acquired	0.20%	0.20%
Payment for contributions of noncontrolling interests	£ 6		£ 17	£ 20
Bentoel
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value total	4
Organigram
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage					19.90%
VapeWild
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage				60.00%
Samfruit
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value total	£ 1		£ 5
Acquisition percentage	42.61%		38.63%
Hrvatski Duhani d.d. Tobacco Leaf Processing
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value total	£ 1
Acquisition percentage	2.70%
Associates
Disclosure Of Transactions Between Related Parties [Line Items]
Share of dividends from associates in respect of dividends	£ 392		£ 394	£ 239
CTBAT International Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Payment for contributions of noncontrolling interests | $		$ 171
Executive Directors | Portion of Share Option Schemes Exercised
Disclosure Of Transactions Between Related Parties [Line Items]
Changes during the year share option schemes | shares	0	0